Other non-current assets (Tables)	6 Months Ended
Jun. 30, 2023
Other non-current assets.
Schedule of other non-current assets

	As of
	June 30,	December 31,
(in thousands of $)	2023	2022
Non-current restricted cash	$1,762	$1,736
Non-current financial assets held at fair value through profit or loss	21,715	21,715
Non-current financial assets held at fair value through OCI	15,756	17,443
Total other non-current assets	$39,232	$40,894